---------
TEMPLETON
FOREIGN
FUND
---------

ANNUAL REPORT
AUGUST 31, 1996


[FRANKLIN TEMPLETON LOGO]

Mark G. Holowesko is the president and portfolio manager of Templeton Foreign Fund, as well as several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of global equity research, as well as an officer and director of Templeton Worldwide, Inc.

Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a former director of the International Society of Financial Analysts.

[PHOTOGRAPH]

Mark Holowesko
Chief Investment Officer
Global Equity Research

---------------------
MANAGEMENT DISCUSSION
---------------------

Your Fund's Objective:

The Templeton Foreign Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.


OCTOBER 15, 1996

Dear Shareholder:

We are pleased to bring you the 14th annual report of the Templeton Foreign Fund, which covers the period ended August 31, 1996.

During the past fiscal year, global economic growth strengthened as many governments kept interest rates relatively low and allowed money supplies to grow. This combination of stronger growth and more liberal monetary policies led to mixed results worldwide. For Latin American countries saddled by high foreign debt, economic growth worldwide has enabled them to restructure fragile economies and banking systems overburdened by problem loans. In the more developed nations, however, particularly the United States, lower interest rates and ease of credit drove personal debt to historically high levels.

This liquidity has also ignited inflation in financial assets. During the last twelve months, strong corporate-profit growth benefited the stocks of many companies, and equity market returns have been strong with large upswings in emerging markets and above average returns in developed countries. One exception has been Asia. Although companies are benefiting from a resumption of economic growth in Japan and consumer spending in Asian emerging markets, where standards of living continue to increase, the Japanese market has been flat over the reporting period and Asian emerging markets have declined.

Consistent with our history of low portfolio turnover, we made no significant changes to the Fund's weightings over the course of the fiscal year. On a regional basis, most changes made to the Fund were subtle. For example, our exposure to Europe increased from 42.5% to 43.4% of total net assets, and Asia from 12.1% to 12.9%, while our Latin American exposure decreased from 7.7% to 7.3%. Shifts in industry exposure were also relatively minor, with the most significant increases occurring in the telecommunications, real estate, and forest products industries. Financial exposure declined slightly as we reduced the Fund's exposure to the banking, financial services, and insurance industries.

TEMPLETON FOREIGN FUND

Geographic Distribution on 8/31/96
Based on Total Net Assets
----------------------------------
European Stocks . . . . . . . . . . . . . . . . . . . . . . .  43.4%
Asian Stocks  . . . . . . . . . . . . . . . . . . . . . . . .  12.9%
Australian & New Zealand Stocks . . . . . . . . . . . . . . . . 5.5%
Latin American Stocks . . . . . . . . . . . . . . . . . . . . . 7.3%
Other Stocks  . . . . . . . . . . . . . . . . . . . . . . . . . 2.7%
Fixed-Income Securities . . . . . . . . . . . . . . . . . . .  14.3%
Short-Term Obligations & Other Net Assets . . . . . . . . . .  13.9%


Although the overall country and industry weightings remained relatively stable, we made substantial changes to the Fund's individual holdings. Within the transportation sector, we sold a long-standing position in British Aerospace. In the electronics sector, we more than doubled our position in Sony Corporation because we believe that it may be among the greatest beneficiaries of a trend in the consumer electronics field to merge multiple products and software. In our opinion, the Digital Versatile Disc being introduced over the next several months should help boost Sony's profits in the future.

On the telecommunications front, we added hardware suppliers like Nokia in Finland and increased the Fund's exposure to telecommunication providers by adding to positions in Europe and Latin America. We also increased our exposure to the forest products industry by adding to some of our Nordic holdings such as Assidomaen AB, Enso OY, and Metsa Serla OY. In our opinion, these stocks were selling at very low valuations relative to the companies' future earnings and the replacement value of their plants and equipment.

TEMPLETON FOREIGN FUND
TOP 10 COUNTRIES REPRESENTED IN
THE FUND ON 8/31/96
Based on Total Net Assets

  COUNTRY                        % OF TOTAL NET ASSETS
  -------                        ---------------------
  Hong Kong                                      7.0%
  Spain                                          6.3%
  United Kingdom                                 6.2%
  France                                         5.6%
  Sweden                                         5.4%
  Netherlands                                    4.8%
  Australia                                      4.6%
  Finland                                        3.5%
  Mexico                                         2.5%
  Germany                                        2.4%

-----------------------------------------------------

As in all reporting periods, we held some positions that helped and some that hindered the Fund's performance. In general, the rebound in emerging markets had a positive effect. The stock of Gold Peak Industries Ltd., a Hong Kong-based manufacturer of batteries and electronic products, appreciated by 31%. And Telecomunicacoes Brasileiras SA (Telebras), Brazil's largest telephone company, rose more than 70%. Financial stocks in general have performed well. Our positions in HSBC Holdings PLC (Hong Kong), ABN Amro NV (Netherlands), and Westpac Banking Corp. (Australia) appreciated considerably during the fiscal year. Typically one third of our stock selections do not perform as planned. Holdings that did not meet our expectations included Burns Philp & Co. Ltd., an Australian food processor; Pacific Dunlop Ltd., an Australian conglomerate; and Ceramco Corp. Ltd., a New Zealand garment manufacturer.

TEMPLETON FOREIGN FUND
Asset Allocation on 8/31/96
Based on Total Net Assets

Stocks  . . . . . . . . . . . . . . . . . . . .   72%
Fixed Income Securities . . . . . . . . . . . .   14%
Short-Term Obligations &
  Other Net Assets  . . . . . . . . . . . . . .   14%


This discussion reflects the strategies we employed for the Fund during the fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.


TEMPLETON FOREIGN FUND
TOP 10 EQUITY HOLDINGS
ON 8/31/96
Based on Total Net Assets

COMPANY,
INDUSTRY,                                   % OF TOTAL
COUNTRY                                     NET ASSETS
-------                                     ----------
Telebras-Telecomunicacoes
Brasileiras SA
Telecommunications, Brazil                       1.2%

Sony Corp.
Appliances & Household
Durables, Japan                                  1.2%

HSBC Holdings PLC
Banking, Hong Kong                               1.2%

Telefonica de Espana SA
Telecommunications, Spain                        1.1%

Telefonos de Mexico SA, L
Telecommunications, Mexico                       1.1%

Volvo AB
Automobiles, Sweden                              1.1%

National Australia Bank Ltd.
Banking, Australia                               1.0%

Alcatel Alsthom SA
Electrical & Electronics, France                 1.0%

Societe Elf Aquitane SA
Energy Sources, France                           0.9%

Iberdrola SA
Utilities -- Electrical
& Gas, Spain                                     0.9%

For a complete list of portfolio holdings, please see page 14 of this report.
------------------------------------------------------------------------------
There are, of course, special risks involved with foreign investing related to market, currency, economic, social, political, and other factors. Developing markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 535% in the last 15 years, but has suffered six declines of more than 20% during that time.* These risks are discussed in the Fund's prospectus.
-------------------------------------------------------------------------------
*Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1996.

In closing, we would like to mention the importance of our global research staff to the performance of your portfolio. Over 30 analysts in our four global equity offices in the Bahamas, the United States, Canada and the United Kingdom work diligently to provide the Fund with stock ideas. We are proud of their contribution. Our additions to their ranks over the past twelve months give us greater confidence in our ability to serve you in the future.

As always, we thank you for your participation in the Fund and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ MARK HOLOWESKO

Mark Holowesko, CFA
President
Templeton Foreign Fund

--------------------------------------------------
THE FOLLOWING IS AN INTERVIEW WITH MARK HOLOWESKO,
PORTFOLIO MANAGER OF TEMPLETON FOREIGN FUND:
--------------------------------------------------
[PHOTOGRAPH]

Q. IT SEEMS THAT THE FUND'S INVESTMENT OBJECTIVE ALLOWS AN UNUSUAL AMOUNT OF FLEXIBILITY REGARDING THE MARKETS AND TYPES OF SECURITIES IN WHICH YOU CAN INVEST. WHAT EFFECTS, IF ANY, HAS THIS HAD ON YOUR INVESTMENT STRATEGY?

A. One of the key elements of the Fund's success historically has been the low volatility in its share price relative to other international funds. I believe this is partly the result of diversification, a fundamental investment principle and an integral part of our investment strategy. Diversification allows us to spread risk over a large number of countries and industries, and helps to expand the areas for discovering undervalued assets. Today, the Fund has investments in more than two dozen countries and industries.

Q. ALTHOUGH YOU USE PRIMARILY A BOTTOM-UP INVESTMENT APPROACH, ARE THERE ANY SPECIFIC INDUSTRIES OR SECTORS THAT YOU FIND APPEALING?

A. Our investment style occasionally results in a concentration of stocks in certain industries or countries. Today, it would be fair to say that we have been finding a concentration of value in Europe and certain emerging markets, as well as in forest products, real estate, and companies that are benefiting from the growth in consumer spending throughout many emerging markets. Although we do not attempt to identify cheap sectors, it is important to keep in mind that we do evaluate certain industry dynamics in order to properly evaluate specific companies. For example, in the forest products group, we need to evaluate supply and demand trends to gain an understanding of how pricing may develop for specific companies. We also benefit from knowing the costs involved in expanding production capacity in an industry, which helps us estimate the asset values of specific companies.

Q. MUCH HAS BEEN WRITTEN ABOUT "VALUE" INVESTING VS. "GROWTH" INVESTING. WHAT EXACTLY IS THE DIFFERENCE BETWEEN THESE TWO STYLES, AND WHICH DO YOU FAVOR?

A. Value investing is normally associated with low current valuations, such as price to book values, price to cash flow, price to earnings, or high dividend yields. Growth investing, on the other hand, normally involves companies with the potential for high future growth earnings. Our investment style actually encompasses both approaches. We are generally known as value investors, but for us, value over time is what matters. When we look at companies with low price-to-earnings ratios, we are concerned with the current price relative to future earnings. For example, a company may have a price-to-current-earnings ratio of 20, but the current price may be only 8-10 times what we believe those earnings could be in the future. Our investment philosophy tries to uncover stocks that are inexpensive relative to assets or future earnings.

Q. YOU HAVE STATED BEFORE THAT THE BARGAIN LIST OF STOCKS IS A KEY ELEMENT OF THE TEMPLETON INVESTMENT PROCESS. WHAT EXACTLY IS THIS "BARGAIN LIST" AND HOW IS IT CONSTRUCTED?

A. The bargain list is a collection of what we consider the most undervalued securities in the world. Templeton portfolio managers share responsibility for covering certain sectors and countries around the world, and individual analysts contribute to the process by recommending specific stocks for this list. Only stocks that have been approved for the bargain list may be purchased for the Templeton Foreign Fund. Although the list is a key element of the Templeton investment process, our research doesn't end there. Templeton portfolio managers ultimately make the decision to invest in certain stocks on the list based on the Fund's investment criteria and their own individual research.

-------------------
PERFORMANCE SUMMARY

Class I Shares
-------------------

The Templeton Foreign Fund Class I shares reported a total return of 10.68% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 8, the Fund delivered a cumulative total return of more than 299% for the 10-year period ended August 31, 1996.

As measured by net asset value, the Fund's share price increased 35 cents, from $9.62 on August 31, 1995 to $9.97 on August 31, 1996. During this time, shareholders received distributions of 25 cents ($0.25) per share in dividend income and 36 cents ($0.36) per share in capital gains, of which 28.5 cents ($0.285) represented long-term gains and 7.5 cents ($0.075) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 8 shows how a $10,000 investment in the Fund over the past ten years has significantly outperformed the unmanaged Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. It also shows how an investment in the Fund over the same period has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). Please remember that the Fund's performance differs from that of the index because, among other things, the index is not managed acccording to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index.

TEMPLETON FOREIGN FUND - CLASS I
Periods Ended 8/31/96

                                                                                                             Since
                                                                                                           Inception
                                                    One-Year       Five-Year           Ten-Year            (10/5/82)
Cumulative Total Return(1)                            10.68%           73.58%            299.77%             768.39%

Average Annual Total Return(2)                         4.28%           10.34%             14.18%              16.32%

Value of $10,000 Investment(3)                       $10,428         $16,357             $37,671             $81,827


1. Cumulative total return represents the change in value of an investment over the indicated periods, and does not include the maximum 5.75% initial sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods, and includes the initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and include the initial sales charge.

All calculations assume reinvestment of dividends and capital gains when paid. Prior to July 1, 1992, Class I shares were offered at a higher sales charge. Thus, actual total return to purchasers of shares during that period would have been somewhat lower than noted above. Investment return and principal value will fluctuate with market conditions, currencies and the economic and political climates where investments are made, so that your shares, when redeemed, may be worth more or less than their initial cost. Past performance is not predictive of future results.


Date                T Foreign           MS EAFE GD               CPI
9/1/86               $ 9,423              $10,000               $10,000
9/30/86                9,270                9,900                10,046
10/31/86               9,423                9,241                10,055
11/30/86               9,643                9,776                10,064
12/31/86               9,966               10,296                10,073
1/31/87               10,639               11,391                10,137
2/28/87               11,228               11,735                10,173
3/31/87               11,848               12,700                10,219
4/30/87               12,094               14,046                10,274
5/31/87               12,689               14,049                10,310
6/30/87               13,472               13,604                10,346
7/31/87               14,300               13,582                10,373
8/31/87               15,005               14,603                10,428
9/30/87               14,940               14,375                10,482
10/31/87              11,952               12,364                10,509
11/30/87              11,661               12,489                10,519
12/31/87              12,433               12,863                10,519
1/31/88               12,548               13,095                10,546
2/29/88               13,078               13,971                10,574
3/31/88               13,658               14,833                10,619
4/30/88               13,787               15,051                10,674
5/31/88               13,938               14,573                10,711
6/30/88               13,988               14,191                10,757
7/31/88               14,009               14,639                10,802
8/31/88               13,687               13,691                10,847
9/30/88               14,275               14,292                10,920
10/31/88              14,916               15,518                10,956
11/30/88              15,135               16,446                10,965
12/31/88              15,167               16,541                10,983
1/31/89               16,056               16,836                11,038
2/28/89               15,852               16,925                11,084
3/31/89               16,072               16,597                11,148
4/30/89               16,513               16,754                11,220
5/31/89               16,174               15,846                11,284
6/30/89               16,363               15,583                11,311
7/31/89               17,685               17,544                11,338
8/31/89               17,929               16,758                11,357
9/30/89               18,542               17,524                11,393
10/31/89              17,990               16,823                11,448
11/30/89              18,535               17,672                11,475
12/31/89              19,799               18,328                11,493
1/31/90               19,841               17,650                11,612
2/28/90               19,884               16,421                11,666
3/31/90               20,172               14,713                11,731
4/30/90               19,722               14,596                11,749
5/31/90               21,378               16,260                11,776
6/30/90               21,573               16,113                11,840
7/31/90               22,473               16,339                11,885
8/31/90               20,860               14,754                11,994
9/30/90               19,060               12,703                12,095
10/31/90              19,374               14,685                12,168
11/30/90              19,229               13,819                12,194
12/31/90              19,203               14,053                12,194
1/31/91               19,789               14,517                12,268
2/28/91               21,144               16,071                12,286
3/31/91               20,705               15,106                12,304
4/30/91               21,053               15,257                12,323
5/31/91               21,392               15,425                12,360
6/30/91               20,448               14,296                12,396
7/31/91               21,694               15,002                12,414
8/31/91               21,703               14,701                12,450
9/30/91               22,152               15,534                12,505
10/31/91              22,091               15,758                12,524
11/30/91              21,759               15,027                12,560
12/31/91              22,708               15,808                12,569
1/31/92               22,986               15,475                12,588
2/29/92               23,363               14,925                12,633
3/31/92               22,966               13,945                12,698
4/30/92               23,820               14,014                12,715
5/31/92               25,159               14,956                12,733
6/30/92               24,703               14,252                12,779
7/31/92               24,058               13,891                12,806
8/31/92               23,581               14,768                12,842
9/30/92               23,095               14,481                12,878
10/31/92              22,291               13,725                12,923
11/30/92              22,386               13,858                12,941
12/31/92              22,730               13,935                12,932
1/31/93               23,124               13,937                12,995
2/28/93               23,658               14,363                13,041
3/31/93               24,597               15,619                13,086
4/30/93               25,397               17,106                13,123
5/31/93               25,995               17,472                13,141
6/30/93               25,675               17,203                13,160
7/31/93               26,272               17,809                13,160
8/31/93               27,969               18,774                13,196
9/30/93               27,745               18,355                13,224
10/31/93              29,258               18,924                13,278
11/30/93              28,766               17,274                13,288
12/31/93              31,098               18,525                13,288
1/31/94               32,537               20,096                13,324
2/28/94               31,977               20,043                13,369
3/31/94               31,087               19,184                13,414
4/30/94               31,614               20,003                13,433
5/31/94               31,614               19,893                13,443
6/30/94               30,988               20,177                13,488
7/31/94               32,142               20,377                13,525
8/31/94               32,999               20,864                13,579
9/30/94               32,471               20,211                13,615
10/31/94              32,922               20,888                13,625
11/30/94              31,732               19,890                13,643
12/31/94              31,206               20,019                13,643
1/31/95               30,675               19,254                13,697
2/28/95               31,099               19,204                13,752
3/31/95               31,347               20,408                13,797
4/30/95               32,409               21,182                13,843
5/31/95               33,152               20,936                13,871
6/30/95               33,293               20,574                13,898
7/31/95               34,814               21,860                13,898
8/31/95               34,036               21,031                13,934
9/30/95               34,602               21,447                13,962
10/31/95              33,725               20,877                14,008
11/30/95              34,096               21,464                13,999
12/31/95              34,686               22,333                13,989
1/31/96               35,820               22,429                14,071
2/29/96               36,122               22,510                14,116
3/31/96               36,311               22,994                14,190
4/30/96               37,255               23,667                14,245
5/31/96               37,633               23,237                14,272
6/30/96               37,822               23,374                14,281
7/31/96               36,802               22,696                14,308
8/31/96               37,671               22,750                14,335

-------------------
PERFORMANCE SUMMARY

Class II Shares
-------------------

The Templeton Foreign Fund Class II shares reported a total return of 9.78% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

As measured by net asset value, the Fund's share price increased 28 cents, from $9.59 on August 31, 1995 to $9.87 on August 31, 1996. During this time, shareholders received distributions of 23.61 cents ($0.2361) per share in dividend income and 36 cents ($0.36) per share in capital gains, of which 28.5 cents ($0.285) represented long-term gains and 7.5 cents ($0.075) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 10 shows how a $10,000 investment in the Fund since inception has outperformed the unmanaged Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index. It also shows how an investment in the Fund over the same period has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). Please remember that the Fund's performance differs from that of the index because, among other things, the index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index.

TEMPLETON FOREIGN FUND - CLASS II
Periods Ended 8/31/96

                                                                      Since
                                                                    Inception
                                               One-Year             (5/1/95)
                                               --------             ---------
Cumulative Total Return(1)                       9.78%                15.05%
Average Annual Total Return(2)                   7.65%                9.51%
Value of $10,000 Investment(3)                  $10,765              $11,294

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the 1.0% initial sales charge and the 1.0% Contingent Deferred Sales Charge, applicable to shares redeemed within the first 18 months of investment.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes all sales charges.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and include all sales charges.

All calculations assume reinvestment of dividends and capital gains when paid. Investment return and principal value will fluctuate with market conditions, currencies and the economic and political climates where investments are made, so that your shares, when redeemed, may be worth more or less than their initial cost. Past performance is not predictive of future results.


Date              T Foreign 2               MSCI EAFE              CPI
5/1/95              $ 9,903                  $10,000             $10,000
5/31/95              10,119                    9,884              10,020
6/30/95              10,162                    9,713              10,040
7/31/95              10,617                   10,320              10,040
8/31/95              10,379                    9,929              10,066
9/30/95              10,541                   10,126              10,086
10/31/95             10,261                    9,856              10,120
11/30/95             10,386                   10,133              10,112
12/31/95             10,551                   10,544              10,105
1/31/96              10,897                   10,589              10,165
2/29/96              10,978                   10,627              10,198
3/31/96              11,024                   10,855              10,251
4/30/96              11,313                   11,174              10,291
5/31/96              11,416                   10,970              10,310
6/30/96              11,463                   11,035              10,316
7/31/96              11,139                   10,715              10,336
8/31/96              11,294                   10,741              10,356

----------------------
TEMPLETON FOREIGN FUND

Class I Shares
----------------------

If you had invested $10,000 in the Templeton Foreign Fund at inception, it would be worth more than $81,000 today. The chart below illustrates the cumulative total return of an assumed $10,000 investment in the Fund on October 5, 1982, with income dividends and capital gains distributions reinvested through August 31, 1996.*


                   Initial +            Initial +
Cumulative         Dividends             Capital             Total
Date               Reinvested             Gains              Value
10/5/82             $ 9,423              $ 9,423            $ 9,423
12/31/82              9,823                9,823              9,823
12/31/83             13,361               13,217             13,410
12/31/84             13,094               12,759             13,250
12/31/85             16,566               15,735             16,812
12/31/86             19,903               19,896             21,648
12/31/87             23,252               24,190             27,006
12/31/88             26,865               28,790             32,946
12/31/89             33,855               36,619             43,006
12/31/90             31,870               34,541             41,712
12/31/91             36,198               40,077             49,325
12/31/92             34,964               39,496             49,372
12/31/93             47,393               53,489             67,549
12/31/94             45,397               53,552             67,783
12/31/95             49,210               58,571             75,343
8/31/96              53,446               63,611             81,827


       Cost of                                           Total value of
     investment               Initial net                  investment
       10/5/82                asset value                    8/31/96
     ----------               -----------                --------------
      $10,000                   $9,425                      $81,827


*The amount of capital gains distributions accepted in shares was $28,381. The total amount of dividends reinvested was $18,216. The performance information shown represents past performance and is not an indication of future results. For standardized performance figures, please refer to the Performance Summary on page 8. Class II shares, which the Fund began offering on May 1, 1995, are subject to different fees and expenses, which affect their performance. Please see the prospectus for more details regarding Class I and Class II shares.

TEMPLETON FOREIGN FUND
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE -- CLASS I+
(For a share outstanding throughout the year)

                                                                                      YEAR ENDED AUGUST 31
                                                                  ------------------------------------------------------------
                                                                  1996          1995          1994          1993          1992
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year                             $     9.62    $    10.01    $     8.74    $     7.92    $     7.91
                                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                                              .27           .23           .14           .14           .20
   Net realized and unrealized gain                                   .69           .05          1.39          1.21           .43
                                                               ----------    ----------    ----------    ----------    ----------
Total from investment operations                                      .96           .28          1.53          1.35           .63
                                                               ----------    ----------    ----------    ----------    ----------
Distributions:
   Dividends from net investment income                              (.25)         (.16)         (.13)         (.19)         (.23)
   Distributions from net realized gains                             (.36)         (.51)         (.13)         (.34)         (.39)
                                                               ----------    ----------    ----------    ----------    ----------
Total distributions                                                  (.61)         (.67)         (.26)         (.53)         (.62)
                                                               ----------    ----------    ----------    ----------    ----------
Change in net asset value                                             .35          (.39)         1.27           .82           .01
                                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                                   $     9.97    $     9.62    $    10.01    $     8.74    $     7.92
                                                               ==========    ==========    ==========    ==========    ==========
TOTAL RETURN*                                                      10.68%         3.14%        17.94%        18.65%         8.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                  $9,602,209    $6,941,238    $5,014,438    $2,667,771    $1,672,161
Ratio of expenses to average net assets                             1.12%         1.15%         1.14%         1.12%          .94%
Ratio of net investment income to average net assets                3.09%         2.81%         1.84%         2.11%         2.92%
Portfolio turnover rate                                            15.91%        21.78%        36.75%        21.29%        22.00%
Average commission rate paid (per share)                       $    .0075

*  TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.
+ PER SHARE AMOUNTS FOR YEARS ENDED PRIOR TO AUGUST 31, 1994 HAVE BEEN RESTATED
  TO REFLECT A 3-FOR-1 STOCK SPLIT EFFECTIVE FEBRUARY 25, 1994.

TEMPLETON FOREIGN FUND
Financial Highlights (cont.)

--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE -- CLASS II
(For a share outstanding throughout the period)

                                                                                                                  FOR THE PERIOD
                                                                                                                   MAY 1, 1995+
                                                                                                                      THROUGH
                                                                                                   1996           AUGUST 31, 1995
                                                                                                 ---------        ---------------
Net asset value, beginning of period                                                              $   9.59           $   9.16
                                                                                                  --------           --------
Income from investment operations:
   Net investment income                                                                               .30                .03
   Net realized and unrealized gain                                                                    .58                .40
                                                                                                  --------           --------
Total from investment operations                                                                       .88                .43
                                                                                                  --------           --------
Distributions:
   Dividends from net investment income                                                               (.24)                --
   Distributions from net realized gains                                                              (.36)                --
                                                                                                  --------           --------
Total distributions                                                                                   (.60)                --
                                                                                                  --------           --------
Change in net asset value                                                                              .28                .43
                                                                                                  --------           --------
Net asset value, end of period                                                                    $   9.87           $   9.59
                                                                                                  ========           ========
TOTAL RETURN*                                                                                        9.78%              4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                                                   $527,443           $ 63,428
Ratio of expenses to average net assets                                                              1.87%              1.90%**
Ratio of net investment income to average net assets                                                 2.63%              1.86%**
Portfolio turnover rate                                                                             15.91%             21.78%
Average commission rate paid (per share)                                                          $  .0075

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE DEFERRED CONTINGENT SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN A YEAR.
**  ANNUALIZED.
 + COMMENCEMENT OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996

----------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                           COUNTRY      SHARES          VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 69.6%
----------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 2.1%
                         Chofu Seisaku Co. Ltd.                             Jpn.       411,000   $     9,835,251
                         Electrolux AB, B                                   Swe.       900,000        52,322,816
                         Email Ltd.                                         Aus.     6,091,100        15,322,431
                         Fisher & Paykel Ltd.                               N.Z.     4,392,500        14,741,561
                     *   Luks Industrial Co. Ltd.                           H.K.    25,880,000         2,510,184
                         Sony Corp.                                         Jpn.     1,953,800       122,640,736
                                                                                                 ---------------
                                                                                                     217,372,979
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 3.3%
                         Bayerische Motorenwerke (BMW)                      Ger.        93,375        54,011,555
                     *   Ciadea SA                                          Arg.     3,911,070        17,414,186
                     *   Consorcio G Grupo Dina SA de CV                    Mex.     4,139,100         3,002,315
                     *   Consorcio G Grupo Dina SA de CV, ADR               Mex.       556,500         1,599,938
                         Peugeot SA                                          Fr.       408,100        46,739,004
                         Regie Nationale des Usines Renault SA               Fr.     1,169,400        25,931,504
                     *   Tofas Turk Otomobil Fabrikasi AS, GDR              Tur.    33,950,000         6,280,750
                         Volkswagen AG                                      Ger.       177,000        65,664,088
                         Volvo AB, B                                        Swe.     5,141,000       109,459,784
                                                                                                 ---------------
                                                                                                     330,103,124
----------------------------------------------------------------------------------------------------------------
BANKING: 9.7%
                         ABN AMRO NV                                       Neth.     1,335,676        72,957,430
                         Argentaria Corporacion Bancaria de Espana SA        Sp.     1,700,000        70,213,701
                         Australia & New Zealand Banking Group Ltd.         Aus.    17,483,755        91,419,954
                         Banco Bilbao Vizcaya                                Sp.     2,100,000        88,244,458
                         Banco Central Hispano                               Sp.     1,200,000        24,397,843
                         Banco Popular Espanol SA                            Sp.       280,154        48,566,741
                         Banco Santander SA                                  Sp.       400,000        20,515,279
                         Bank of Ireland                                    Irl.     1,219,000         8,954,699
                         Bank Slaski SA W Katowicach                        Pol.       462,881        42,156,893
                         Bankinter SA                                        Sp.        72,591         8,205,813
                         Canadian Imperial Bank of Commerce                 Can.       700,000        23,352,943
                         Daegu Bank Co. Ltd.                                Kor.       161,870         2,387,595
                         Den Norske Bank                                    Nor.    12,702,700        40,822,711
                     *   Grupo Financiero Banamex Accival SA, L             Mex.       154,500           317,048
                     *   Grupo Financiero Serfin SA de CV, rts.             Mex.       997,228                --
                     *   Grupo Financiero Serfin SA, B                      Mex.     2,793,900         1,473,867
                         HSBC Holdings PLC                                  H.K.     6,850,712       118,276,114
                         National Australia Bank Ltd.                       Aus.    10,843,988       105,768,643
                         National Bank of Canada                            Can.     2,784,000        23,499,251
                         National Westminster Bank PLC                      U.K.     8,038,888        83,151,389
                         Shinhan Bank Co. Ltd.                              Kor.       767,527        18,129,283
                         Svenska Handelsbanken, A                           Swe.     1,250,000        25,576,268
                         Union Bank of Norway                               Nor.       400,000        10,639,543
                         Westpac Banking Corp.                              Aus.    11,470,950        56,350,246
                                                                                                 ---------------
                                                                                                     985,377,712
----------------------------------------------------------------------------------------------------------------
BEVERAGES & TOBACCO: 0.1%
                         Buenos Aires Embotelladora SA, ADR                 Arg.     1,200,000         5,700,000
----------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 1.2%
                         Marieberg Tidnings AB, A                           Swe.       500,000        10,872,273
                         News Corp. Ltd.                                    Aus.     7,072,100        31,888,058
                         News International PLC                             Aus.     3,640,000        21,595,966
                         NV Holdingsmij de Telegraaf                       Neth.       105,400        18,915,507
                         Sing Tao Holdings Ltd.                             H.K.    16,702,500         8,424,151
                         South China Morning Post Holdings Ltd.             H.K.    50,137,000        35,337,426
                                                                                                 ---------------
                                                                                                     127,033,381
----------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996 (cont.)

----------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                                       COUNTRY           SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 0.7%
                         Anglian Group PLC                                              U.K.          4,100,000     $  12,354,604
                     *   Corcemar Corp.                                                 Arg.          1,117,900         4,697,858
                         Cristaleria Espanola SA                                         Sp.            191,241        11,687,587
                         Keumkang Co. Ltd.                                              Kor.            226,530        14,148,413
                         Pioneer International Ltd.                                     Aus.          8,187,028        23,638,721
                         Uralita SA                                                      Sp.          1,000,000         8,468,145
                                                                                                                    -------------
                                                                                                                       74,995,328
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 0.5%
                     +   Kardex AG, br.                                                Swtz.             15,000         4,562,500
                         Lex Service PLC                                                U.K.          3,000,000        18,243,845
                     *   Waste Management International PLC                             U.K.          6,500,000        31,460,288
                                                                                                                    -------------
                                                                                                                       54,266,633
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 3.3%
                         Akzo Nobel NV                                                 Neth.            687,413        79,856,650
                         Bayer AG                                                       Ger.          1,500,000        53,569,619
                         DSM NV                                                        Neth.            895,000        82,466,125
                         European Vinyls Corp. EVC International NV                    Neth.            553,517        16,300,501
                         Fauji Fertilizer Co. Ltd.                                      Pkr.          4,309,000         8,809,471
                         Kemira OY, 144A                                                Fin.          4,141,000        45,362,560
                         Rhone-Poulenc SA, A                                             Fr.          1,518,400        39,787,072
                         Shanghai Pechemical Co. Ltd., H                                Chn.         42,928,000        11,103,265
                                                                                                                    -------------
                                                                                                                      337,255,263
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.6%
                         Cubiertas y Mzov SA                                             Sp.             25,615         1,684,134
                         Dragados y Construcciones SA                                    Sp.          1,027,875        12,974,176
                     *   Fletcher Challenge Building Ltd.                               N.Z.          4,072,250         8,970,581
                         Hollandsche Beton Groep NV                                    Neth.            145,300        26,426,137
                         Kyudenko Corp.                                                 Jpn.            700,000         8,955,361
                     *   Raine PLC                                                      U.K.          5,222,700         1,263,905
                                                                                                                    -------------
                                                                                                                       60,274,294
---------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 0.1%
                     *   Enator AB, B                                                   Swe.            349,800         7,579,832
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 3.5%
                         ABB AB                                                         Swe.            838,161        90,494,328
                         Alcatel Alsthom SA                                              Fr.          1,346,696       104,241,464
                         G.P. Batteries International Ltd.                             Sing.          2,464,698         6,901,154
                     +   Gold Peak Industries Holdings Ltd.                             H.K.         20,756,000        12,615,997
                     *   Great Wall Electronic International Ltd.                       H.K.         34,540,800         2,211,147
                         Hitachi Ltd.                                                   Jpn.          6,000,000        55,112,747
                         Philips Electronics NV                                        Neth.          2,343,900        79,188,672
                                                                                                                    -------------
                                                                                                                      350,765,509
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 0.1%
                         BICC                                                           U.K.          1,000,000         5,206,951
---------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES: 0.4%
                         Koninklijke Pakhoed NV                                        Neth.          1,302,048        36,697,288
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 4.7%
                     *   Fletcher Challenge Energy Ltd.                                 N.Z.          4,072,250         9,420,516
                         Hafslund ASA, B                                                Nor.            398,100         2,515,277
                         MOL Magyar Olay -- Es Gazipari RT, GDS 144A                    Hun.          1,325,000        13,581,250
                         Norsk Hydro AS                                                 Nor.          1,348,042        61,828,589
                         Repsol SA                                                       Sp.          2,011,000        65,306,291
                         Saga Petroleum AS, A                                           Nor.          1,828,740        27,673,385

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996 (cont.)

----------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                                       COUNTRY           SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES (cont.)
                         Saga Petroleum AS, B                                           Nor.            826,380     $  11,409,370
                         Societe Elf Aquitane SA                                         Fr.          1,286,000        93,651,933
                         Total SA, B                                                     Fr.          1,124,760        82,731,520
                         Transportadora de Gas del Sur SA, ADR B                        Arg.          1,948,100        23,377,200
                         YPF Sociedad Anonima                                           Arg.          1,475,000        30,992,666
                         YPF Sociedad Anonima, ADR                                      Arg.          2,429,300        51,318,963
                                                                                                                  ---------------
                                                                                                                      473,806,960
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 0.5%
                         Axa SA                                                          Fr.            352,114        19,760,241
                         Julius Baer Holdings AG                                       Swtz.             15,000        16,650,000
                         London Pacific Group Ltd.                                      U.K.            212,300           747,454
                         Peregrine Investments Holdings Ltd.                            H.K.         13,250,000        18,677,659
                                                                                                                  ---------------
                                                                                                                       55,835,354
---------------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 3.1%
                         Albert Fisher Group PLC                                        U.K.         28,700,255        19,044,182
                         Burns Philp & Co. Ltd.                                         Aus.          8,473,843        12,535,072
                         C.P. Pokphand Co. Ltd.                                         H.K.         32,559,000        11,053,007
                         Cafe de Coral Holdings Ltd.                                    H.K.         25,377,100         7,056,032
                         Chareon Pokphand Feedmill Public Co. Ltd., fgn.               Thai.            633,000         2,776,645
                         Embotelladora Andina SA, ADR                                  Chil.          1,265,950        42,725,813
                         Goodman Fielder Ltd.                                           Aus.          9,573,100         9,920,389
                     *   Grupo Embotellador de Mexico SA de CV, GDR                     Mex.          1,683,500        16,624,563
                     *   Grupo Embotellador de Mexico SA, B                             Mex.            569,700           976,736
                         Grupo Industrial Maseca SA de CV, ADR B                        Mex.             15,000           275,625
                         Grupo Industrial Maseca SA de CV, B                            Mex.          9,938,000        11,900,698
                         Hillsdown Holdings PLC                                         U.K.         24,046,153        69,267,518
                         Lam Soon Foods Inc.                                            H.K.          8,000,000           569,027
                         McBride PLC                                                    U.K.          5,000,000        10,187,513
                         Melco International Development Ltd.                           H.K.          2,283,300           745,597
                         National Foods Ltd.                                            Aus.          8,626,000         9,416,584
                         Panamerican Beverages Inc., A                                  Mex.          1,461,900        61,765,275
                         Vitasoy International Holdings Ltd.                            H.K.         12,645,000         4,905,917
                         Vitro SA                                                       Mex.          8,183,320        15,972,718
                         Vitro SA, ADR                                                  Mex.          1,463,840         8,783,040
                                                                                                                  ---------------
                                                                                                                      316,501,951
---------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 5.6%
                         Aracruz Celulose SA, ADR                                      Braz.          3,677,700        32,639,588
                     *   Asia Pulp & Paper Co. Ltd., ADR                               Indo.          1,882,300        22,117,025
                         Assidomaen AB                                                  Swe.          1,562,500        38,930,667
                         Carter Holt Harvey Ltd.                                        N.Z.          7,127,200        15,995,498
                         Cartiere Burgo SPA                                             Itl.          5,771,750        26,312,474
                     *   Empaques Ponderosa SA de CV, B                                 Mex.            861,600         2,613,492
                     *   Enso OY, A                                                     Fin.            285,000         2,414,795
                     *   Enso OY, R                                                     Fin.          4,702,800        40,162,073
                         Fletcher Challenge Ltd. Forestry Division, Aus.                N.Z.            324,619           439,112
                         Fletcher Challenge Ltd. Forestry Division, N.Z.                N.Z.         11,107,235        15,340,214
                     *   Fletcher Challenge Paper Ltd.                                  N.Z.         11,105,301        21,395,871
                     *   Mayr-Melnhof Karton AG                                        Aust.            400,000        18,783,310
                         Metsa Serla OY, B                                              Fin.          2,759,000        20,662,970
                         Mo Och Domsjoe AB, B                                           Swe.          1,324,300        38,295,084
                         Munksjo AB                                                     Swe.          1,100,000        10,132,355
                         Norske Skogindustrier AS, A                                    Nor.            410,860        12,659,004
                         Portucel Industrial Empresa Product de Celulose SA            Port.          1,600,000        10,842,279
                         Primex Forest Products Ltd.                                    Can.            300,000         1,534,695
                         PT Barito Pacific Timber, fgn.                                Indo.         18,872,000        11,684,202

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996 (cont.)

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                                       COUNTRY           SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (cont.)
                         PT Indah Kiat Pulp & Paper Corp., fgn.                        Indo.         43,221,200     $  35,064,167
                     *   PT Indah Kiat Pulp & Paper Corp., wts.                        Indo.          3,432,000         1,575,320
                         PT Inti Indorayon Utama, fgn.                                 Indo.         20,000,000        17,292,912
                         PT Pabrik Kertas Tjiwi Kimia, fgn.                            Indo.         16,248,568        16,130,624
                         Sappi Ltd.                                                    S.AF.          2,000,000        19,253,482
                         Stora Kopparbergs Bergslags AB, A                              Swe.            531,700         7,466,851
                         Stora Kopparbergs Bergslags AB, B                              Swe.          2,348,100        32,797,912
                         Svenska Cellulosa AB, B                                        Swe.            735,600        15,606,514
                         Unipapel SA                                                     Sp.            167,900         3,017,975
                         UPM-Kymmene Corp.                                              Fin.          3,267,834        74,882,459
                                                                                                                    -------------
                                                                                                                      566,042,924
---------------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 0.8%
                         Ciba-Geigy AG                                                 Swtz.             55,000        69,437,500
                     *   Nycomed ASA, B                                                 Nor.            398,100         4,751,078
                         Pacific Chemical Co. Ltd.                                      Kor.            255,000         4,419,896
                         Swank International Manufacturing Co. Ltd.                     H.K.          8,802,000         1,365,975
                                                                                                                    -------------
                                                                                                                       79,974,449
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 0.7%
                         Sandvik AB, A                                                  Swe.            180,000         4,104,283
                         Sandvik AB, B                                                  Swe.          1,791,000        40,837,618
                         SKF AB, B                                                      Swe.            967,600        22,720,303
                                                                                                                    -------------
                                                                                                                       67,662,204
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE: 2.3%
                         Ace Ltd.                                                       Bmu.          1,329,000        61,964,625
                         Baloise-Holding                                               Swtz.             30,208        64,192,000
                         HiH Winterthur International Holdings Ltd.                     Aus.          6,248,600        12,901,139
                         Ing Groep NV                                                  Neth.          1,633,750        50,867,133
                         London Insurance Group Inc.                                    Can.            300,000         6,774,583
                         National Mutual Asia Ltd.                                      H.K.         19,332,000        16,125,626
                     *   Ste Centrale Du Groupe des Asurances Nationales                 Fr.            787,071        18,743,301
                                                                                                                    -------------
                                                                                                                      231,568,407
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 0.4%
                         Grand Hotel Holdings Ltd.                                      H.K.         17,930,000         6,956,353
                         Harbour Centre Development Ltd.                                H.K.          2,296,000         3,073,210
                         Kuoni Reisen Holding AG, B                                    Swtz.             12,849        29,766,850
                                                                                                                    -------------
                                                                                                                       39,796,413
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 0.2%
                         Hitachi Koki Co. Ltd.                                          Jpn.            588,000         5,682,467
                         Sasib SPA, di Risp                                             Itl.          1,546,428         2,744,248
                     *   Saurer AG                                                     Swtz.             19,187         7,482,930
                     *   Tampella AB OY                                                 Fin.          1,108,599         2,404,044
                                                                                                                    -------------
                                                                                                                       18,313,689
---------------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 2.2%
                         Dairy Farm International Holdings Ltd.                         H.K.         53,568,491        42,319,108
                     +   Hudsons Bay Co.                                                Can.          3,376,600        49,476,252
                         Koninklijke Bijenkorf Beheer NV (KBB)                         Neth.            150,000        11,653,117
                         Kwik Save Group PLC                                            U.K.          6,050,119        37,312,011
                     *   Sa des Galeries Lafayette                                       Fr.             18,097         5,181,547
                         Safeway PLC                                                    U.K.          6,603,978        35,263,009
                         W.H. Smith Group                                               U.K.          4,822,300        38,398,304
                     *   Yaohan Hongkong Corp. Ltd.                                     H.K.         10,000,000           446,169
                                                                                                                    -------------
                                                                                                                      220,049,517
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996 (cont.)

----------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                                       COUNTRY           SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 4.4%
                         Alcan Aluminum Ltd.                                            Can.          2,209,410     $  69,752,996
                         Arbed SA                                                       Lux.            237,473        26,948,396
                     *   Asturiana del Zinc SA                                           Sp.          1,601,940        11,645,819
                         Boehler Uddeholm AG                                           Aust.             97,000         7,563,643
                         Companhia Siderurgica Nacional ADR                            Braz.            877,975        20,257,306
                         De Beers Consolidated Mines Ltd.                              S.AF.            578,800        18,025,025
                         Elkem AS                                                       Nor.          1,524,000        21,635,401
                         Maanshan Iron & Steel Co. Ltd., H                              Chn.        106,776,000        19,332,221
                         Outokumpu OY, A                                                Fin.          3,892,294        73,528,989
                         Pechiney SA, A                                                  Fr.          1,736,105        72,676,953
                         Pohang Iron & Steel Co. Ltd.                                   Kor.            408,000        31,628,466
                         RGC Ltd.                                                       Aus.          1,748,401         8,021,838
                         Trelleborg AB, B                                               Swe.          2,350,000        30,872,726
                     *   Union Miniere NPV                                              Bel.            500,000        38,455,231
                                                                                                                    -------------
                                                                                                                      450,345,010
---------------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 3.3%
                         Alfa SA de CV, A                                               Mex.            677,000         2,968,711
                     *   Alfa SA de CV, A 144A                                          Mex.          3,323,000        14,571,678
                         Amer Group Ltd., A                                             Fin.            800,500        19,148,791
                         Cheung Kong Holdings Ltd.                                      H.K.          9,500,000        66,650,501
                     *   Fotex First Hungarian-American Photo-Service                   Hun.          1,322,415           990,525
                         Jardine Matheson Holdings Ltd.                                 H.K.          4,568,296        28,780,265
                         Jardine Strategic Holdings Ltd.                                H.K.         11,430,649        36,578,077
                         Marine Wendel                                                   Fr.            157,433        14,051,383
                         Nokia AB, A                                                    Fin.          1,822,600        77,417,869
                         Pacific Dunlop Ltd.                                            Aus.         25,464,075        55,192,910
                         Swire Pacific Ltd., A                                          H.K.            780,400         6,938,571
                         Swire Pacific Ltd., B                                          H.K.          6,408,000         8,950,068
                                                                                                                    -------------
                                                                                                                      332,239,349
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 1.3%
                     +   Bail Investissement                                             Fr.            164,302        25,468,148
                         Hang Lung Development Co. Ltd.                                 H.K.         23,875,000        45,079,211
                     *   Hang Lung Development Co. Ltd., wts.                           H.K.            856,700           183,915
                         Hon Kwok Land Investment Co. Ltd.                              H.K.         20,900,000         7,297,769
                         Hong Kong Land                                                 H.K.          8,428,000        19,131,560
                     *   Naeckebro AB                                                   Swe.              8,600           118,825
                         Ryoden Development Ltd.                                        H.K.         20,000,000         4,888,458
                         Tai Cheung Holdings Ltd.                                       H.K.         16,524,613        12,715,350
                         Trans Tasman Properties Ltd.                                   N.Z.            566,263           277,634
                         Union du Credit Bail Immobilier Unibail                         Fr.            150,000        15,342,844
                                                                                                                    -------------
                                                                                                                      130,503,714
---------------------------------------------------------------------------------------------------------------------------------
RECREATION & OTHER CONSUMER GOODS: 0.1%
                         Shenzhen China Bicycles Co. Holdings Ltd., B                   Chn.         21,389,400         4,896,119
                         Yue Yuen Industrial Holdings Ltd.                              H.K.         26,012,000         7,484,863
                                                                                                                    -------------
                                                                                                                       12,380,982
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 5.6%
                         British Telecommunications PLC                                 U.K.         12,248,500        71,809,267
                         Cpt-Telefonica del Peru SA, ADR B                              Per.            125,000         2,921,875
                         Cpt-Telefonica del Peru SA, B                                  Per.          8,109,856        18,944,886
                     *   SPT Telecom AS                                                 Csk.             25,800         3,385,269
                         STET (Sta Finanziaria Telefonica Torino) SPA                   Itl.          4,989,500        15,863,002
                         STET (Sta Finanziaria Telefonica Torino) SPA, di Risp          Itl.         15,686,500        37,728,142
                         Telecom Argentina Stet France SA, ADR                          Arg.            970,800        37,739,850
                         Telecom Italia Spa, di Risp                                    Itl.         38,806,100        62,393,769

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996 (cont.)

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                                       COUNTRY           SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (cont.)
                         Tele Danmark AS, B                                             Den.          1,050,000     $  51,774,786
                         Telefonica de Argentina SA, B, ADR                             Arg.          1,800,000        42,975,000
                         Telefonica de Espana SA                                         Sp.          6,161,700       114,447,394
                         Telefonos de Mexico SA, L                                      Mex.         13,623,481        22,135,349
                         Telefonos de Mexico SA, L, ADR                                 Mex.          2,700,200        88,769,075
                                                                                                                    -------------
                                                                                                                      570,887,664
---------------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.4%
                         Ceramico Corp. Ltd.                                            N.Z.          2,000,000         2,030,218
                         Daehan Synthetic Fiber Co. Ltd.                                Kor.             21,740         2,043,308
                         Fountain Set Holdings Ltd.                                     H.K.          5,657,000         1,163,224
                         PT Indorama Synthetics, fgn.                                  Indo.          6,000,000        14,474,808
                         Tae Kwang Industrial Co. Ltd.                                  Kor.             15,760         7,213,915
                         Winsor Industrial Corp. Ltd.                                   H.K.         12,122,000        10,738,532
                                                                                                                    -------------
                                                                                                                       37,664,005
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 3.3%
                         Anangel-American Shipholdings Ltd., ADR                         Gr.             21,300           186,375
                         British Airways PLC                                            U.K.          3,724,000        30,583,210
                         Cathay Pacific Airways Ltd.                                    H.K.         40,060,000        66,572,389
                         Danzas Holding AS, partn. ctf.                                Swtz.             25,000         4,833,333
                         Great Eastern Shipping Co. Ltd.                                Ind.          4,000,000         4,712,482
                     *   Great Eastern Shipping Co. Ltd., GDR                           Ind.            543,000         3,380,175
                         Great Eastern Shipping Co. Ltd., GDR 144A                      Ind.            652,500         4,061,813
                         IMC Holdings Ltd.                                              H.K.         11,982,000         6,818,080
                         Kvaerner Industrier AS, A                                      Nor.            600,000        21,435,090
                         Malaysian International Shipping Corp. Bhd., fgn.              Mal.          3,936,000        12,167,140
                         Orient Overseas International Ltd.                             H.K.         12,360,000         9,111,154
                         Peninsular & Oriental Steam Navigation Co.                     U.K.          1,980,000        15,905,166
                         Qantas Airways Ltd., ADR, 144A                                 Aus.            481,700         8,068,475
                         Shanghai Hai Xing Shipping Co., H                              Chn.         73,850,000         5,348,335
                         Shun Tak Holdings                                              H.K.         45,666,000        26,871,038
                         Singapore Airlines Ltd., fgn.                                 Sing.          5,595,000        59,242,112
                         Stena Line AB, B free                                          Swe.          2,000,000         8,969,626
                     *   Swissair Schweizerische Luftverkehr AG                        Swtz.             48,940        44,739,317
                         Transport Development Group PLC                                U.K.          1,000,000         3,067,964
                                                                                                                    -------------
                                                                                                                      336,073,274
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES--ELECTRICAL & GAS: 5.0%
                     *   British Energy Ltd.                                            U.K.             67,500           103,280
                     *   British Energy Ltd., 144A                                      U.K.         11,050,385        16,907,957
                         British Gas PLC                                                U.K.         23,774,000        76,278,427
                     *   CEZ                                                            Csk.            210,352         8,346,658
                         Cia Energetica de Minas Gerais, ADR                           Braz.              7,000           210,754
                         Compania Sevillana de Electricidad                              Sp.          7,397,428        59,392,172
                         Consolidated Electric Power Asia Ltd.                          H.K.         15,094,700        27,817,585
                         Electrabel SA                                                  Bel.            220,000        48,632,338
                         Electricidad de Caracas                                       Venz.         11,423,655         9,273,364
                         Evn Energie-Versorgung Niederoesterreich AG                   Aust.            162,800        22,102,717
                         Guangdong Electric Power Development Co Ltd, B, 144A           Chn.         10,341,200         7,622,999
                         Hongkong Electric Holdings Ltd.                                H.K.          2,656,000         7,934,510
                         Iberdrola SA                                                    Sp.         10,267,215        92,685,863
                         Shandong Huaneng Power                                         Chn.          3,000,000        28,125,000
                         Thames Water Group PLC                                         U.K.          6,000,000        52,178,801
                         VEBA AG                                                        Ger.          1,000,000        52,403,960
                                                                                                                    -------------
                                                                                                                      510,016,385
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND
Investment Portfolio, August 31, 1996 (cont.)

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                 ISSUE                                                       COUNTRY           SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.1%
                        Inchcape Bhd., fgn.                                        Sing.               792,100    $     2,510,493
                        Sime Darby Hongkong Ltd.                                    H.K.             5,030,000          5,301,584
                                                                                                                  ---------------
                                                                                                                        7,812,077
                                                                                                                  ---------------
TOTAL COMMON STOCKS (cost $6,280,137,644)                                                                           7,050,102,622
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 2.2%
---------------------------------------------------------------------------------------------------------------------------------
                        Ballast Nedam NV, ctf., conv., pfd.                        Neth.               140,000          6,660,644
                        Banco Bradesco SA, pfd.                                    Braz.           300,000,000          2,538,496
                        Bayerische Motorenwerke (BMW), pfd.                         Ger.                10,000          4,142,312
                        Cemig-Cia Energetica de Minas Gerais, pfd.                 Braz.           411,765,636         12,397,332
                        Fiat Spa, pfd.                                              Itl.            20,887,000         33,030,026
                        Jardine Strategic Holdings Ltd., 7.50%, conv.               H.K.             9,900,000         10,791,000
                     +  Krones AG Herman Kronseder Maschinen Fabrik, pfd.           Ger.                30,000         11,149,779
                        Petrobras-Petroleo Brasileiro SA, pfd.                     Braz.            22,929,500          2,741,117
                        Telebras-Telecomunicacoes Brasileiras SA, pfd.             Braz.           572,200,000         42,506,125
                        Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR        Braz.             1,100,000         81,812,500
                        Telesp-Telecomunicacoes de Sao Paulo SA, pfd.              Braz.            24,372,500          4,676,182
                        Volkswagen AG, pfd.                                         Ger.                23,000          6,387,810
                                                                                                                  ---------------
TOTAL PREFERRED STOCKS (cost $153,882,773)                                                                            218,833,323
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                PRINCIPAL IN
                                                                                              LOCAL CURRENCY**
---------------------------------------------------------------------------------------------------------------------------------
BONDS: 14.3%
---------------------------------------------------------------------------------------------------------------------------------
                        Arbed SA, 2.50%, conv., 7/15/03                             Ger.             4,500,000          2,592,324
                        British Airways, 9.75%, 6/15/05                             U.K.             1,450,000          5,133,193
                        Government of Australia:
                        7.00%, 8/15/98                                              Aus.            60,600,000         47,952,110
                        6.25%, 3/15/99                                              Aus.            61,700,000         47,817,085
                        7.00%, 4/15/00                                              Aus.            61,700,000         48,253,916
                        Softe SA, 4.25%, conv., 7/30/98, 144A                       Itl.         2,280,000,000          2,081,847
                        U.S. Treasury Notes:
                        7.00%, 9/30/96                                              U.S.           180,000,000        180,225,000
                        6.875%, 10/31/96                                            U.S.           180,000,000        180,394,200
                        7.25%, 11/15/96                                             U.S.            45,000,000         45,154,800
                        7.25%, 11/30/96                                             U.S.           180,000,000        180,703,800
                        7.50%, 12/31/96                                             U.S.           180,000,000        181,125,000
                        6.375%, 6/30/97                                             U.S.            25,800,000         25,933,128
                        6.125%, 3/31/98                                             U.S.           200,000,000        199,656,000
                        6.375%, 7/15/99                                             U.S.           102,500,000        102,211,975
                        6.00%, 10/15/99                                             U.S.           103,000,000        101,535,340
                        6.375%, 1/15/00                                             U.S.           103,000,000        102,324,320
                                                                                                                  ---------------
TOTAL BONDS (cost $1,445,618,607)                                                                                   1,453,094,038
---------------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 13.0% (cost $1,313,183,797)
---------------------------------------------------------------------------------------------------------------------------------
                        U.S. Treasury Bills 4.92% to 5.15% with
                        maturities to 11/21/96                                      U.S.         1,322,203,000      1,313,564,855
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.1% (cost $9,192,822,821)                                                                     10,035,594,838
OTHER ASSETS, LESS LIABILITIES: 0.9%                                                                                   94,057,605
                                                                                                                  ---------------
TOTAL NET ASSETS: 100.0%                                                                                          $10,129,652,443
                                                                                                                  ===============

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.
 + SEE NOTE 5.
                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON FOREIGN FUND
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996
Assets:
   Investments in securities, at value
      (identified cost $9,192,822,821)             $10,035,594,838
   Cash                                                    478,977
   Receivables:
      Investment securities sold                        57,736,625
      Capital shares sold                               57,118,169
      Dividends and interest                            53,516,843
                                                   ---------------
         Total assets                               10,204,445,452
                                                   ---------------
Liabilities:
   Payables:
      Investment securities purchased                   57,211,513
      Capital shares redeemed                            6,202,642
   Accrued expenses and other                           11,378,854
                                                   ---------------
         Total liabilities                              74,793,009
                                                   ---------------
Net assets, at value                               $10,129,652,443
                                                   ===============
Net assets consist of:
   Undistributed net investment income             $   209,796,228
   Net unrealized appreciation                         842,772,017
   Accumulated net realized gain                       176,358,750
   Net capital paid in on shares of capital stock    8,900,725,448
                                                   ---------------
Net assets, at value                               $10,129,652,443
                                                   ===============
Class I
   Net asset value per share
      ($9,602,209,014 - 963,394,211
      shares outstanding)                          $          9.97
                                                   ===============
   Maximum offering price ($9.97 - 94.25%)         $         10.58
                                                   ===============
Class II
   Net asset value per share
      ($527,443,429 - 53,423,444
      shares outstanding)                          $          9.87
                                                   ===============
   Maximum offering price ($9.87 - 99.00%)         $          9.97
                                                   ===============
STATEMENT OF OPERATIONS
for the year ended August 31, 1996
Investment income:
   (net of $25,040,711 foreign taxes
      withheld)
   Dividends                            $219,029,252
   Interest                              136,447,476
                                        ------------
      Total income                                     $355,476,728
Expenses:
   Management fees (Note 3)               51,600,846
   Administrative fees (Note 3)            6,639,420
   Distribution fees (Note 3)
      Class I                             20,366,669
      Class II                             2,844,257
   Transfer agent fees (Note 3)            6,871,000
   Custodian fees                          4,352,070
   Reports to shareholders                 2,005,000
   Audit fees                                 56,000
   Legal fees (Note 3)                        36,200
   Registration and filing fees            1,350,000
   Directors' fees and expenses               98,000
   Other                                     233,418
                                        ------------
      Total expenses                                     96,452,880
                                                       ------------
         Net investment income                          259,023,848
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
      Investments                        266,891,513
      Foreign currency transactions       (4,965,890)
                                        ------------
                                         261,925,623
   Net unrealized appreciation on
      investments                        309,726,009
                                        ------------
      Net realized and unrealized gain                  571,651,632
                                                       ------------
Net increase in net assets resulting
   from operations                                     $830,675,480
                                                       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON FOREIGN FUND
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 1996 and 1995

                                                                                    1996               1995
                                                                               ---------------    -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                    $   259,023,848    $  163,691,643
      Net realized gain on investment and foreign currency transactions            261,925,623       219,225,783
      Net unrealized appreciation (depreciation)                                   309,726,009      (131,760,311)
                                                                                --------------    --------------
        Net increase in net assets resulting from operations                       830,675,480       251,157,115
   Distributions to shareholders:
      From net investment income
           Class I                                                                (185,409,586)      (84,334,594)
           Class II                                                                 (2,866,694)               --
      From net realized gain
           Class I                                                                (267,921,946)     (275,006,347)
           Class II                                                                 (4,593,277)               --
   Capital share transactions (Note 2)
           Class I                                                               2,308,641,984     2,035,091,105
           Class II                                                                446,460,741        63,320,854
                                                                                --------------    --------------
             Net increase in net assets                                          3,124,986,702     1,990,228,133
Net assets:
   Beginning of year                                                             7,004,665,741     5,014,437,608
                                                                                --------------    --------------
   End of year                                                                 $10,129,652,443    $7,004,665,741
                                                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON FOREIGN FUND
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a series of Templeton Funds, Inc. (the Company) which is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into foreign exchange contracts to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

The Fund offers two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At August 31, 1996, there were 3.2 billion shares of capital stock authorized ($1.00 par value) of which
2.0 billion shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                                             CLASS I
                                                                   -----------------------------------------------------------
                                                                           YEAR ENDED                        YEAR ENDED
                                                                        AUGUST 31, 1996                    AUGUST 31, 1995
                                                                  ----------------------------       ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                 -----------    --------------      -----------    -------------
           Shares sold                                            351,052,593   $ 3,372,527,051      294,214,786   $2,724,124,163
           Shares issued on reinvestment of distributions          42,603,776       387,492,970       32,535,343      299,952,040
           Shares redeemed                                       (151,516,955)   (1,451,378,037)    (106,358,799)    (988,985,098)
                                                                 ------------    --------------     ------------   --------------
           Net increase                                           242,139,414   $ 2,308,641,984      220,391,330   $2,035,091,105
                                                                 ============    ==============     ============   ==============

TEMPLETON FOREIGN FUND
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

                                                                                             CLASS II
                                                                   -----------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                                                                                             MAY 1, 1995
                                                                           YEAR ENDED                          THROUGH
                                                                        AUGUST 31, 1996                    AUGUST 31, 1995
                                                                  ----------------------------       ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                 -----------    --------------      -----------    -------------
           Shares sold                                             48,025,414   $   458,405,634        6,634,457   $   63,535,244
           Shares issued on reinvestment of distributions             580,233         5,247,258               --               --
           Shares redeemed                                         (1,794,465)      (17,192,151)         (22,195)        (214,390)
                                                                 ------------    --------------     ------------   --------------
           Net increase                                            46,811,182   $   446,460,741        6,612,262   $   63,320,854
                                                                 ============    ==============     ============   ==============

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also directors or officers of Templeton Global Advisors Ltd. (TGAL), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TGAL equal, on an annual basis, to 0.75% of the average daily net assets of the Fund up to $200 million, reduced to 0.675% of such average daily net assets in excess of $200 million, and further reduced to 0.60% of such net assets in excess of $1.3 billion. The Fund pays TGII monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Company's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended August 31, 1996, FTD received net commissions of $3,233,516 from the sale of the Fund's shares and FTIS received fees of $6,871,000.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.25% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1996, unreimbursed expenses amount to $2,163,307. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $105,779 were paid to FTD for the year ended August 31, 1996.

An officer of the Company is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $36,200 for the year ended August 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1996 aggregated $2,794,163,325 and $1,093,754,415, respectively. The cost of securities for federal income tax purposes is $9,193,456,715. Realized gains and losses are reported on an identified cost basis.

At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                         $1,240,843,029
           Unrealized depreciation                           (398,704,906)
                                                           --------------
           Net unrealized appreciation                     $  842,138,123
                                                           ==============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Company owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 1996 amounted to $103,272,676. For the year ended August 31, 1996, dividend income from affiliated companies was $3,537,269.

TEMPLETON FOREIGN FUND
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Templeton Foreign Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Foreign Fund series of Templeton Funds, Inc. as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Foreign Fund series of Templeton Funds, Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                   /s/McGladrey & Pullen, LLP

                                                   [McGladrey & Pullen, LLP]


New York, New York
September 27, 1996

                                     NOTES

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                      GLOBAL INCOME                      INCOME                             FRANKLIN STATE-SPECIFIC
                                                                                                         FUNDS SEEKING
Franklin Global Health             Franklin Global Government         Franklin Adjustable Rate           TAX-FREE INCOME
 Care Fund                          Income Fund                        Securities Fund                   Alabama
Franklin Templeton                 Franklin Templeton Hard            Franklin Adjustable U.S.           Arizona*
 Japan Fund                         Currency Fund                      Government Securities Fund        Arkansas**
Templeton Developing               Franklin Templeton High            Franklin's AGE High                California*
 Markets Trust                      Income Currency Fund               Income Fund                       Colorado
Templeton Foreign Fund             Templeton Americas                 Franklin Investment Grade          Connecticut
Templeton Foreign Smaller           Government Securities Fund         Income Fund                       Florida*
 Companies Fund                                                       Franklin Short-Intermediate U.S.   Georgia
Templeton Global                   GROWTH                              Government Securities Fund        Hawaii**
 Infrastructure Fund               Franklin Blue Chip Fund            Franklin U.S. Government           Indiana
Templeton Global                   Franklin California Growth Fund     Securities Fund                   Kentucky
 Opportunities Trust               Franklin DynaTech Fund             Franklin Money Fund                Louisiana
Templeton Global                   Franklin Equity Fund               Franklin Federal Money Fund        Maryland
 Real Estate Fund                  Franklin Gold Fund                                                    Massachusetts***
Templeton Global Smaller           Franklin Growth Fund               FOR NON-U.S. INVESTORS:            Michigan*
 Companies Fund                    Franklin MidCap Growth Fund        Franklin Tax-Advantaged            Minnesota***
Templeton Greater                  Franklin Small Cap Growth Fund      High Yield Securities Fund        Missouri
 European Fund                                                        Franklin Tax-Advantaged            New Jersey
Templeton Growth Fund              GROWTH AND INCOME                   International Bond Fund           New York*
Templeton Latin America            Franklin Asset Allocation Fund     Franklin Tax-Advantaged U.S.       North Carolina
 Fund                              Franklin Balance Sheet              Government Securities Fund        Ohio***
Templeton Pacific                   Investment Fund                                                      Oregon
 Growth Fund                       Franklin Convertible               FOR CORPORATIONS:                  Pennsylvania
Templeton World Fund                Securities Fund                   Franklin Corporate Qualified       Tennessee**
                                   Franklin Equity Income Fund         Dividend Fund                     Texas
GLOBAL GROWTH AND INCOME           Franklin Income Fund                                                  Virginia**
Franklin Global Utilities Fund     Franklin MicroCap Value Fund       FRANKLIN FUNDS SEEKING             Washington**
Franklin Templeton German          Franklin Natural Resources Fund    TAX-FREE INCOME
 Government Bond Fund              Franklin Real Estate               Federal Intermediate-Term          VARIABLE ANNUITIES
Franklin Templeton                  Securities Fund                    Tax-Free Income Fund              Franklin Valuemark(SM)
 Global Currency Fund              Franklin Rising Dividends Fund     Federal Tax-Free Income Fund       Franklin Templeton
Templeton Global Bond Fund         Franklin Strategic Income Fund     High Yield Tax-Free                 Valuemark Income Plus
Templeton Growth and               Franklin Utilities Fund             Income Fund                       (an immediate annuity)
 Income Fund                       Franklin Value Fund                Insured Tax-Free Income Fund
                                   Templeton American Trust, Inc.     Puerto Rico Tax-Free
                                                                       Income Fund
                                                                      Tax-Exempt Money Fund


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.